Segment information	6 Months Ended
Feb. 28, 2026
Segment information
Segment information

23. Segment information

Following the acquisition of NVG on June 20, 2025, the Company now operates with two reportable segments. The segments reflect how financial information is reviewed by the Chief Operating Decision Maker (“CODM”) for purposes of monitoring operating performance, allocating resources, and assessing results. The Company’s CODM is the Company’s Chief Executive Officer, Alexandre Mongeon. As a result of the change in the reportable segments, the Company retrospectively restated the comparative segment information for the three-month and six-month periods ended February 28, 2025 and the fiscal year ended August 31, 2025 in accordance with IFRS 8, Operating Segments, as presented below.

There are no significant transactions between the two segments, and therefore no inter-segment revenues are reported.

Reportable Segments

Vision Marine Segment

This segment includes the legacy operations of Vision Marine Technologies Inc., which primarily consist of:

●	design and manufacture of electric boats;
●	sales of electric boats, motors, and related parts;
●	maintenance and after-sales service; and
●	electric boat rentals and membership-based boat clubs.

NVG Segment

This segment includes the acquired operations of NVG and its subsidiaries as well as the acquired operations of Liquid Retailers [note 4], consisting of:

●	retail dealerships for recreational boats, engines, tenders, and marine products;
●	marina operations and service departments;
●	boat brokerage services; and
●	distribution of branded and third-party marine products.

Basis of Segmentation

The segments reflect differences in products, customers, operational focus, and strategic priorities. No segments have been aggregated. Segment results include revenue, gross profit, and segment loss before tax. Corporate overhead, financing costs, taxes, and fair value changes on derivative liabilities are managed at the consolidated level.

The CODM reviews segment information regularly to evaluate performance and allocate resources. Corporate activities, financing, fair value changes, and income taxes are not allocated to segments and are evaluated on a consolidated basis.

Segment results for the three-month period ended February 28, 2026

	Vision Marine	NVG	Total
	$	$	$
Sales of boats	251,020	12,438,392	12,689,412
Sales of parts and boat maintenance	15,990	1,703,348	1,719,338
Boat rental and boat club membership revenue	32,800	5,033	37,833
Sale of powertrain systems	84,901	—	84,901
Segment revenues	384,711	14,146,773	14,531,484

Segment gross profit (loss)	(24,937)	4,422,405	4,397,468

Research and development	142,315	—	142,315
Office salaries and benefits	608,036	1,969,065	2,577,101
Selling and marketing expenses	575,520	1,226,498	1,802,018
Professional fees	407,834	128,546	536,380
Office and general	378,620	1,101,056	1,479,676
Share-based compensation	22,832	—	22,832
Depreciation and amortization	103,233	762,940	866,173
Net finance expense (income)	(1,829,049)	673,943	(1,155,106)
Segment expenses	409,341	5,862,048	6,271,389

Segment loss before taxes	(434,278)	(1,439,643)	(1,873,921)

Segment results for the three-month period ended February 28, 2025

	Vision Marine	NVG	Total
	$	$	$
Sales of boats	48,788	—	48,788
Sales of parts and boat maintenance	7,303	—	7,303
Boat rental and boat club membership revenue	18,918	—	18,918
Segment revenues	75,009	—	75,009

Segment gross profit (loss)	(3,890)	—	(3,890)

Research and development	565,648	—	565,648
Office salaries and benefits	674,017	—	674,017
Selling and marketing expenses	759,290	—	759,290
Professional fees	638,398	—	638,398
Office and general	335,253	—	335,253
Share-based compensation	10,089	—	10,089
Depreciation and amortization	83,883	—	83,883
Net finance expense (income)	(480,335)	—	(480,335)
Segment expenses	2,586,243	—	2,586,243

Segment loss before taxes	(2,590,133)	—	(2,590,133)

Segment results for the six-month period ended February 28, 2026

	Vision Marine	NVG	Total
	$	$	$
Sales of boats	380,321	27,006,467	27,386,788
Sales of parts and boat maintenance	38,387	2,619,465	2,657,852
Boat rental and boat club membership revenue	76,283	18,504	94,787
Sale of powertrain systems	84,901	—	84,901
Segment revenues	579,892	29,644,436	30,224,328

Segment gross profit (loss)	77,415	8,518,392	8,595,807

Research and development	219,013	—	219,013
Office salaries and benefits	1,241,339	3,890,109	5,131,448
Selling and marketing expenses	1,125,088	2,321,139	3,446,227
Professional fees	1,025,506	239,914	1,265,420
Office and general	718,972	2,305,467	3,024,439
Share-based compensation	44,111	—	44,111
Depreciation and amortization	205,820	1,436,869	1,642,689
Net finance expense (income)	(1,716,035)	1,734,023	17,988
Segment expenses	2,863,814	11,927,521	14,791,335

Segment loss before taxes	(2,786,399)	(3,409,129)	(6,195,528)

Segment results for the six-month period ended February 28, 2025

	Vision Marine	NVG	Total
	$	$	$
Sales of boats	112,541	—	112,541
Sales of parts and boat maintenance	29,760	—	29,760
Boat rental and boat club membership revenue	34,918	—	34,918
Segment revenues	177,219	—	177,219

Segment gross profit (loss)	(40,114)	—	(40,114)

Research and development	747,549	—	747,549
Office salaries and benefits	1,026,390	—	1,026,390
Selling and marketing expenses	1,151,128	—	1,151,128
Professional fees	1,438,218	—	1,438,218
Office and general	604,460	—	604,460
Share-based compensation	23,220	—	23,220
Depreciation and amortization	167,905	—	167,905
Net finance expense (income)	(1,487,453)	—	(1,487,453)
Segment expenses	3,671,417	—	3,671,417

Segment loss before taxes	(3,711,531)	—	(3,711,531)

Segment assets and liabilities as at February 28, 2026

	Vision Marine	NVG	Total
	$	$	$
Segment assets	19,090,606	39,541,232	58,631,838
Cash and cash equivalents	1,700,854	2,360,849	4,061,703
Inventory	5,739,546	24,497,676	30,237,222
Segment liabilities	8,000,905	41,141,548	49,142,453

Segment assets and liabilities as at August 31, 2025

	Vision Marine	NVG	Total
	$	$	$
Segment assets	23,943,258	45,969,999	69,913,257
Cash and cash equivalents	5,781,142	1,637,637	7,418,779
Inventory	5,296,466	31,575,181	36,871,647
Segment liabilities	3,865,964	57,596,291	61,462,255